Other Current Assets and Other Current Financial Assets - Summary of Other Current Financial Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	$ 239	$ 74
Derivative financial instruments	692	404
Total	$ 931	$ 478